Prepayments and deposits (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 1,406,347		$ 1,406,347		$ 886,951
Prepaid equipment deposits	19,845,963		19,845,963		3,231,836
Prepaid insurance	995,027		995,027		3,839,880
Current Prepaid Construction Costs	12,078,697		12,078,697		0
Other prepaids	3,879,422		3,879,422		688,331
Prepayments and deposits	38,205,456		38,205,456		$ 8,646,998
Cost of inventories recognised as expense	$ (4,545,610)	$ (1,309,159)	$ (6,991,992)	$ (2,490,731)
Lease term			4 years